TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2019	2018	2017

Domestic	$(8,934)	$(9,877)	$(17,539)
Foreign	1,916	1,890	1,031

	$(7,018)	$(7,987)	$(16,508)

Schedule of the Reconciliation of the Theoretical Tax Expenses
A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2019	2018	2017

Loss before taxes on income	$(7,018)	$(7,987)	$(16,508)

Theoretical tax income computed at the Israeli statutory tax rate (23%, 23% and 24% for the years 2019, 2018 and 2017, respectively)	$(1,614)	$(1,837)	$(3,962)

Changes in valuation allowance	951	1,189	8,946
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	-	659	(5,376)
Previous years
Write off of prepaid and withholding taxes	1,536	1,828	909
Foreign tax rates differences related to subsidiaries	44	50	(48)
Non-deductible expenses and other	327	65	684
Non-deductible share-based compensation expense	397	474	411

Actual tax expense	$1,641	$2,428	$1,564

Schedule of Income Tax Expense
Income tax expense is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$341	$580	$689
Deferred taxes expense (benefit)	(236)	20	(34)
Write off of prepaid and withholding taxes	1,536	1,828	909

	$1,641	$2,428	$1,564

Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:.

	December 31,
	2019	2018
Deferred tax assets:
Operating and capital loss carryforwards	$22,353	$21,348
Reserves and allowances including lease liability	9,071	3,723

Deferred tax asset before valuation allowance	31,424	25,071
Valuation allowance	(25,880)	(24,790)
Deferred tax asset net of valuation allowance	5,544	281

Deferred tax liability including ROU asset	5,027	-
Net deferred tax asset	$517	$281